21. EQUITY	12 Months Ended
Dec. 31, 2020
Equity
EQUITY
21.	EQUITY
21.1.	Capital stock

On December 31, 2020, the subscribed and paid capital of the Company was R$12,553,418, which is composed of 812,473,246 common book-entry shares with no par value. The value of the capital stock is net of the public offering expenses of R$92,947, made on July 22, 2009.

The Company is authorized to increase the capital stock, irrespective of amendment to the bylaws, up to the limit of 1,000,000,000 (one billion) common book-entry shares with no par value.

21.1.1.	Breakdown of capital stock by nature

	12.31.20	12.31.19	12.31.18
Common shares	812,473,246	812,473,246	812,473,246
Treasury shares	(4,766,084)	(713,446)	(1,057,224)
Outstanding shares	807,707,162	811,759,800	811,416,022

21.1.2.	Breakdown of capital stock by owner

The shareholding position of shareholders holding more than 5% of the voting capital, management and members of the Board of Directors is presented below:

	12.31.20		12.31.19
Shareholders	Quantity	%	Quantity	%
Major shareholders
Fundação Petrobras de Seguridade Social - Petros (1)	92,716,266	11.41	92,716,266	11.41
Caixa de Previd. dos Func. do Banco do Brasil (1)	74,856,852	9.21	76,974,752	9.47
Management
Board of Directors	6,865,302	0.84	6,474,420	0.80
Executives	605,902	0.07	236,338	0.03
Treasury shares	4,766,084	0.59	713,446	0.09
Other	632,662,840	77.88	635,358,024	78.20
	812,473,246	100.00	812,473,246	100.00

(1)	The pension funds are controlled by employees that participate in the respective entities.

The Company is bound to arbitration in the Market Arbitration Chamber, as established by the arbitration clause in its bylaws.

21.1.3.	Rollforward of outstanding shares

Quantity of outstanding of shares
	12.31.20	12.31.19	12.31.18
Shares at the beginning of the year	811,759,800	811,416,022	811,139,545
Purchase of treasury shares	(4,836,000)	-	-
Delivery of restricted shares	783,362	343,778	276,477
Shares at the end of the year	807,707,162	811,759,800	811,416,022

21.2.	Capital reserves

	12.31.20	12.31.19	12.31.18
Result on sale and exchange of shares	125,532	125,532	125,532
Share-based payment	223,191	223,011	229,872
Acquisition of non-controlling interest	(206,423)	(155,478)	(239,830)
Capital transactions with subsidiaries	(220)	(220)	(220)
	142,080	192,845	115,354

21.3.	Absorption of accumulated losses

The earnings for the year of R$ 1,524,997 were fully used to offset accumulated losses.

21.4.	Treasury shares

The Company has 4,766,084 shares held in treasury, with an average cost of R$26.00 (twenty-six Brazilian Reais) per share, and market value corresponding to R$105,044.

Quantity of outstanding of shares
	12.31.20	12.31.19	12.31.18
Shares at the beggining of the exercise	713,446	1,057,224	1,333,701
Purchase of treasury shares	4,836,000	-	-
Delivery of restricted shares	(783,362)	(343,778)	(276,477)
Shares at the end of the exercise	4,766,084	713,446	1,057,224

The program of repurchase of own shares, which was approved by the Board of Directors on March 26, 2020, was concluded on May 22, 2020. The Company purchased 4,836,000 common shares, representing 0.60% of its capital stock, at the cost of R$106,070, with the purpose to maintain in treasury for eventual disposal, cancellation, as well as to comply with obligations and commitments made under the Stock Option Plan and the Restricted Stocks Plan.